Cover	Jan. 21, 2021
Document Type	8-K/A
Document Period End Date	Jan. 21, 2021
Amendment Flag	true
Entity Registrant Name	UWM HOLDINGS CORPORATION
Entity Central Index Key	0001783398
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	84-2124167
Entity Address, Address Line One	585 South Boulevard E.
Entity Address, City or Town	Pontiac
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48341
City Area Code	800
Local Phone Number	981-8898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Description	This Amendment No. 2 on Form 8-K/A (“Amendment No. 2”) further amends the Current Report on Form 8-K of UWM Holdings Corporation, a Delaware corporation (the “Company”), filed on January 22, 2021 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 2 (i) amends the financial statements provided under Item 9.01(a) in the Original Report to include the audited financial statements of United Wholesale Mortgage, LLC, a Michigan limited liability company (f/k/a United Shore Financial Services) (“United Wholesale Mortgage”) as of and for the year ended December 31, 2020, and (ii) includes the Management’s Discussion and Analysis of Financial Condition and Results of Operations of United Wholesale Mortgage for the year ended December 31, 2020. This Amendment No. 2 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries, including United Wholesale Mortgage, subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	UWMC
Security Exchange Name	NYSE
Warrant [Member]
Title of 12(b) Security	Warrants
Trading Symbol	UWMCWS
Security Exchange Name	NYSE